Preferred shares (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Issuances of Preferred Shares

The following table summarizes the issuances of Preferred Shares by CCT:

	As of December 31, 2022
	Shares Authorized*	Shares Issued and Outstanding	Issue Price per Share	Redemption Value	Liquidation Value
				US$	US$
Series Pre-A	4,429,111	4,429,111	RMB 5.45	19,752	19,965
Series A	9,181,406	9,181,406	RMB 5.45	40,853	40,886
Series B	8,033,732	8,033,732	RMB 21.78	49,709	52,721
Series C	1,955,000	1,955,000	US$ 8.58	17,616	19,916
Series D1	399,496	399,496	US$ 8.85	3,653	4,071
Series D2	765,057	765,057	US$ 8.85	6,996	7,795
Series D3	10,426,666	10,426,666	US$ 8.85	94,523	106,238
	35,190,468	35,190,468		233,102	251,592

*	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Preferred Shares Activities

The Group’s preferred shares activities for the years ended December 31, 2022, 2023 and 2024, respectively, are summarized below:

	Balance as of January 1, 2022	Accretions to Preferred Shares redemption value	Redemption of Preferred Shares	Balance as of December 31, 2022

Series Pre-A Preferred shares
Number of shares	4,429,111	-	-	4,429,111
Amount	121,121	30,182	-	151,303
Series A Preferred shares
Number of shares	9,181,406	-	-	9,181,406
Amount	270,877	62,920	-	333,797
Series B Preferred shares
Number of shares	8,033,732	-	-	8,033,732
Amount	275,750	44,286	-	320,036
Series C Preferred shares
Number of shares	3,982,306	-	(2,027,306)	1,955,000
Amount	259,024	(11,139)	(132,529)	115,356
Series D1 Preferred shares
Number of shares	399,496	-	-	399,496
Amount	20,452	2,187	-	22,639
Series D2 Preferred shares
Number of shares	765,057	-	-	765,057
Amount	34,992	4,152	-	39,144
Series D3 Preferred shares
Number of shares	10,426,666	-	-	10,426,666
Amount	520,923	55,683	-	576,606
Total Number of shares*	37,217,774	-	(2,027,306)	35,190,468
Total amount	1,503,139	188,271	(132,529)	1,558,881

*	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

14. Preferred shares (Continued)

	Balance as of January 1, 2023	Accretions to Preferred Shares redemption value	Transfer Preferred Shares to Ordinary shareholders	Balance as of December 31, 2023
Series Pre-A Preferred shares
Number of shares	4,429,111	-	(4,429,111)	-
Amount	151,303	149,858	(301,161)	-
Series A Preferred shares
Number of shares	9,181,406	-	(9,181,406)	-
Amount	333,797	311,290	(645,087)	-
Series B Preferred shares
Number of shares	8,033,732	-	(8,033,732)	-
Amount	320,036	239,317	(559,353)	-
Series C Preferred shares
Number of shares	1,955,000	-	(1,955,000)	-
Amount	115,356	9,144	(124,500)	-
Series D1 Preferred shares
Number of shares	399,496	-	(399,496)	-
Amount	22,639	1,853	(24,492)	-
Series D2 Preferred shares
Number of shares	765,057	-	(765,057)	-
Amount	39,144	3,519	(42,663)	-
Series D3 Preferred shares
Number of shares	10,426,666	-	(10,426,666)	-
Amount	576,606	47,188	(623,794)	-
Total Number of shares	35,190,468	-	(35,190,468)	-
Total amount	1,558,881	762,169	(2,321,050)	-